Merger - Schedule of Financial Information for Former Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 84,065	$ 65,327	$ 54,502
Noninterest income										22,443	18,131	16,334
Net income	$ 7,841	$ 7,708	$ 8,660	$ 9,669	$ 7,569	$ (3,433)	$ 3,014	$ 6,989		$ 33,878	$ 14,139	$ 15,872
Former UCB [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,227
Noninterest income									373
Net income									$ 1,707